NONCONTROLLING INTEREST (Tables)	12 Months Ended
Dec. 31, 2024
Noncontrolling Interest [Abstract]
Summary of Movements in Noncontrolling Interest	The following tables show the movements in total noncontrolling interest during the years ended December 31, 2024 and 2023:

Year ended December 31, 2024 (millions of dollars)	Temporary Equity	Equity	Total
Noncontrolling interest - beginning	20	65	85
Net income attributable to noncontrolling interest	2	7	9
Distributions to noncontrolling interest	(3)	(7)	(10)
Noncontrolling interest - ending	19	65	84

Year ended December 31, 2023 (millions of dollars)	Temporary Equity	Equity	Total
Noncontrolling interest - beginning	20	66	86
Net income attributable to noncontrolling interest	2	7	9
Distributions to noncontrolling interest	(2)	(8)	(10)
Noncontrolling interest - ending	20	65	85
The following tables show the movements in B2M LP noncontrolling interest during the years ended December 31, 2024 and 2023:

Year ended December 31, 2024 (millions of dollars)	Temporary Equity	Equity	Total
Noncontrolling interest - beginning	20	44	64
Net income attributable to noncontrolling interest	2	5	7
Distributions to noncontrolling interest	(3)	(5)	(8)
Noncontrolling interest - ending	19	44	63

Year ended December 31, 2023 (millions of dollars)	Temporary Equity	Equity	Total
Noncontrolling interest - beginning	20	45	65
Net income attributable to noncontrolling interest	2	5	7
Distributions to noncontrolling interest	(2)	(6)	(8)
Noncontrolling interest - ending	20	44	64
The following table shows the movements in NRLP noncontrolling interest during the years ended December 31, 2024 and 2023:

Year ended December 31 (millions of dollars)	2024	2023
Noncontrolling interest - beginning	21	21
Net income attributable to noncontrolling interest	2	2
Distributions to noncontrolling interest	(2)	(2)
Noncontrolling interest - ending	21	21